Consolidated Statements of Operations and Other Comprehensive Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Nov. 30, 2023	Nov. 30, 2022
Revenues:
Total Revenue	$ 334,882	$ 195,198	$ 620,992	$ 395,760
Cost of revenues
Total Cost of revenue	(169,969)	(73,620)	(292,782)	(151,389)
Gross profit	164,913	121,578	328,210	244,371
Operating expenses
Administration fee - related party					$ 120,000	$ 100,000
General and administrative expenses	(654,740)	(582,466)	(1,783,931)	(1,318,857)
General and administrative					1,124,516	589,646
Impairment of convertible note receivable – related party, and investment in associate, related party			(42,328)
Impairment loss on goodwill			(323,864)
Total operating expenses	(654,740)	(582,466)	(2,150,123)	(1,318,857)	1,244,516	689,646
Other income (expense)
Investment income earned on cash and marketable securities held in Trust Account					2,215,619	990,110
Other income	90,387	574,438	168,400	1,574,404
Interest expense	(18,697)		(36,828)
Unrealized gain (loss) on related party transactions	34,498	(11,332)	(15,073)	2,521
Loss on equity method investment, related party		(10,446)	(14,744)	(63,645)
Unrealized loss on convertible note receivable – related party	(20,002)		(20,002)
Total Other Income	86,186	552,660	81,753	1,513,280	2,215,619	990,110
Loss before provision for income taxes	(403,641)	91,772	(1,740,160)	438,794	971,103	300,464
Provision for income taxes		(154,707)		(329,880)	(422,230)	(186,923)
Net loss	(403,641)	(62,935)	(1,740,160)	108,914	548,873	113,541
Less: Net income attributable to the non-controlling interests	(15,718)	1,478	(15,399)	2,200
Net loss attributable to common shareholders	(387,923)	(64,413)	(1,724,761)	106,714	548,873	113,541
Other Comprehensive Income, Net of Tax:
Foreign currency translation adjustments	(151,246)	15,512	(64,428)	74,355
Foreign currency translation adjustment to Non-controlling interests
Total Other Comprehensive Income, Net of Tax:	(151,246)	15,512	(64,428)	74,355
Comprehensive (loss) / income attributable to common stockholders
Foreign currency translation adjustment	(151,246)	15,512	(64,428)	74,355
Comprehensive Loss	(539,169)	(48,901)	(1,789,189)	181,069
Comprehensive (loss) / income attributable to non-controlling interests
Foreign currency translation adjustment
Total Comprehensive (loss) / income attributable to non-controlling interests	(15,718)	1,478	$ (15,399)	$ 2,200
Common Class A [Member]
Other income (expense)
Net loss					$ 388,396	$ 88,130
(Loss) earnings per common share
Net loss per common share - basic					$ 0.07	$ 0.01
Net loss per common share - diluted					$ 0.07	$ 0.01
Weighted average number of common shares outstanding
Weighted average number of shares of common stock outstanding - basic					5,218,670	7,478,425
Weighted average number of shares of common stock outstanding - diluted					5,218,670	7,478,425
Common Class B [Member]
Other income (expense)
Net loss					$ 160,477	$ 25,357
(Loss) earnings per common share
Net loss per common share - basic					$ 0.07	$ 0.01
Net loss per common share - diluted					$ 0.07	$ 0.01
Weighted average number of common shares outstanding
Weighted average number of shares of common stock outstanding - basic					2,156,250	2,156,250
Weighted average number of shares of common stock outstanding - diluted					2,156,250	2,156,250
Common Stock [Member]
Other income (expense)
Net loss
Comprehensive (loss) / income attributable to common stockholders
Foreign currency translation adjustment
(Loss) earnings per common share
Net loss per common share - basic	$ (0.02)	$ (0.02)	$ (0.11)	$ 0.04
Net loss per common share - diluted	$ (0.02)	$ (0.02)	$ (0.11)	$ 0.04
Weighted average number of common shares outstanding
Weighted average number of shares of common stock outstanding - basic	16,223,301	10,000	15,510,628	10,000
Weighted average number of shares of common stock outstanding - diluted	16,223,301	10,000	15,510,628	10,000
Common Stock [Member] | Common Class A [Member]
Other income (expense)
Net loss
Comprehensive (loss) / income attributable to common stockholders
Foreign currency translation adjustment
(Loss) earnings per common share
Net loss per common share - basic		$ (0.02)	$ (0.11)	$ 0.04
Net loss per common share - diluted		$ (0.02)	$ (0.11)	$ 0.04
Weighted average number of common shares outstanding
Weighted average number of shares of common stock outstanding - basic		473,750	20,824	473,750
Weighted average number of shares of common stock outstanding - diluted		473,250	20,824	473,750
Common Stock [Member] | Common Class B [Member]
Other income (expense)
Net loss
Comprehensive (loss) / income attributable to common stockholders
Foreign currency translation adjustment
(Loss) earnings per common share
Net loss per common share - basic		$ (0.02)	$ (0.11)	$ 0.04
Net loss per common share - diluted		$ (0.02)	$ (0.11)	$ 0.04
Weighted average number of common shares outstanding
Weighted average number of shares of common stock outstanding - basic		2,156,250	94,780	2,156,250
Weighted average number of shares of common stock outstanding - diluted		2,156,250	94,780	2,156,250
Membership [Member]
Revenues:
Total Revenue				$ 12,583
Cost of revenues
Total Cost of revenue		(822)		(12,690)
Non Membership [Member]
Revenues:
Total Revenue	334,882	195,198	620,992	383,177
Cost of revenues
Total Cost of revenue	$ (169,969)	$ (72,798)	$ (292,782)	$ (138,699)